Financial Instruments - Disclosure Of Detailed Information About Cash And Cash Equivalents Placement Explanatory (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Cash and cash equivalents	£ 19,784	£ 31,443	£ 39,785	£ 3,524
Short term investments	44,919	48,819
Royal Bank of Scotland
Disclosure of financial assets [line items]
Cash and cash equivalents	150	16,623
Short term investments	9,186	15,316
Lloyds Bank
Disclosure of financial assets [line items]
Cash and cash equivalents	15,862	13,448
Short term investments	1,567	11,036
Standard Chartered
Disclosure of financial assets [line items]
Cash and cash equivalents	0	1,242
Short term investments	15,450	22,467
Citibank [Member] [Domain]
Disclosure of financial assets [line items]
Cash and cash equivalents	3,135
Short term investments	7,053
Barclays [Member] [Domain] [Domain]
Disclosure of financial assets [line items]
Cash and cash equivalents	449
Short term investments	11,663
Wells Fargo
Disclosure of financial assets [line items]
Cash and cash equivalents	£ 188	130
Short term investments		£ 0